EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15:EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2021	2020	2019
Numerator:
Net income attributable to ordinary shares - basic	$38,706	$10,225	$12,893

Net income - diluted	$38,706	$10,225	$12,893

Denominator:
Number of ordinary shares outstanding during the year	34,397,134	26,687,145	25,965,357
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,432,591	2,110,602	392,228

Diluted number of ordinary shares outstanding	37,829,725	28,797,747	26,357,585

Basic net earnings per ordinary share	$1.13	$0.38	$0.50

Diluted net earnings per ordinary share	$1.02	$0.36	$0.49

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,035,307	3,178,024	4,087,559